Commitments	6 Months Ended
Jun. 30, 2021
Commitments
Commitments

21.Commitments

(a)	As at June 30, 2021, the Company has capital commitments to incur an additional $4,525,596 (December 31, 2020 - $ Nil) for development of IT infrastructure
(b)

The Company is committed to future minimum lease payments for short-term leases and a long-term lease with a lease commencement date of December 1, 2021, for which no lease liability has been recognized as at June 30, 2021 (Note 10). The leases are related to rental of a manufacturing facility and kiosk locations. The details of lease commitments as at June 30, 2021 are as follows:

Fiscal year	Amount
2021	$746,512
2022	1,381,296
2023	1,956,861
2024	2,016,267
2025 and after	17,606,800
Total	$23,707,736